Annual Total Returns - Fidelity Asset Manager 70% [BarChart] - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-10 - Fidelity Asset Manager 70% - Fidelity Asset Manager 70%	Nov. 28, 2020
Bar Chart Table:
Annual Return 2010	15.78%
Annual Return 2011	(3.75%)
Annual Return 2012	14.12%
Annual Return 2013	20.12%
Annual Return 2014	5.61%
Annual Return 2015	(0.55%)
Annual Return 2016	7.08%
Annual Return 2017	18.70%
Annual Return 2018	(7.66%)
Annual Return 2019	22.83%